SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Summary information by segment
2024
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$302,377	94,727	994	$398,098
Cost of revenue	$(510,840)	(19,229)	(585)	$(530,654)
Net income (loss)	$(294,072)	(85,671)	(2,896,045)	$(3,275,788)
Depreciation and amortization	$—	—	—	$—
Derivative gain (expense)	$—	—	(2,052,882)	$(2,052,882)
Interest expense	$—	(2,737)	(359,032)	$(361,769)
Total assets	$18,797	75,656	13,093	$107,546
2023
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$988,801	110,141	2,564	$1,101,506
Cost of revenue	$(769,777)	(48,968)	(12,600)	$(831,345)
Net income (loss)	$305,151	(138,292)	(1,639,570)	$(1,472,711)
Depreciation and amortization	$—	—	(2,454)	$(2,454)
Derivative gain (expense)	$—	—	(97,585)	$(97,585)
Interest expense	$(42,355)	(4,466)	(338,511)	$(385,332)
Total assets	$79,678	24,951	0	$104,629

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$3,007,384	285,092	—	5,440	$3,297,916
Cost of revenue	$(2,149,794)	(141,892)	—	(44,089)	$(2,335,775)
Net income (loss)	$218,603	(475,818)	(1,635)	(10,142,740)	$(10,401,590)
Depreciation and amortization	$—	—	—	(2,455)	$(2,455)
Gain(loss/impairment) on debt extinguishment	$—	—	—	632,220	$632,220
Derivative gain (expense)	$—	—	—	(5,436,087)	$(5,436,087)
Interest expense	$(47,355)	(12,653	—	(1,699,392)	$(1,759,399)
Total assets	$70,875	29,947	3,807	—	$104,629
2022
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$5,429,010	1,522,490	89,755	268,741	$7,309,996
Cost of revenue	$(4,620,270)	(895,890)	—	(281,871)	$(5,798,031)
Net income (loss)	$(5,614,104)	(1,282,145)	(260,720)	(14,592,951)	$(21,749,920)
Deemed dividend related to modification of Series A Preferred Stock	—	—	—	(39,866,742)	(39,866,742)
Depreciation and amortization	$(530,579)	(6,820)	(44,793)	(657,933)	$(1,240,125)
Impairment/loss on debt extinguishment	$(4,283,263)	(1,042,636)	—	(4,205,469)	$(9,531,368)
Derivative gain (expense)	$—	—	—	(650,071)	$(650,071)
Interest expense	$(570,499)	(98,179)	—	(4,086,708)	$(4,755,386)
Total assets	$68,086	643,029	3,800	316,325	$1,031,240